Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash		$ 11,131,890	$ 8,136,179
Short-term investments		19,824,675	18,621,251
Accounts receivable, net		4,238,724	5,912,035
Inventories		4,455,065	5,173,458
Prepaid expenses and other current assets		2,607,496	2,325,029
TOTAL CURRENT ASSETS		43,780,955	42,816,216
Operating lease right-of-use assets		175,803	256,117
Property, plant and equipment, net		3,337,796	1,460,286
Land use right, net		1,094,493	1,146,828
Deferred tax assets, net		134,447	121,322
TOTAL ASSETS		48,523,494	45,800,769
CURRENT LIABILITIES:
Short-term bank loans		15,726,649	11,322,440
Accounts payable		3,056,059	3,012,334
Accrued liabilities and other payables		450,453	431,003
Deferred revenue		346,410	671,414
Taxes payable		608,316	1,123,573
Operating lease liabilities, current		159,420	185,154
TOTAL CURRENT LIABILITIES		20,737,078	17,152,134
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current		30,095	96,175
Total non current liabilities		30,095	96,175
TOTAL LIABILITIES		20,767,173	17,248,309
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares were issued and outstanding as of March 31, 2025 and September 30, 2024, respectively	[1]	7,827	7,827
Additional paid-in capital		6,749,144	6,749,144
Statutory reserves		2,664,549	2,593,076
Retained earnings		19,860,865	20,021,346
Accumulated other comprehensive loss		(1,369,835)	(556,209)
TOTAL SHAREHOLDERS’ EQUITY		27,912,550	28,815,184
Non-controlling interest		(156,229)	(262,724)
TOTAL EQUITY		27,756,321	28,552,460
TOTAL LIABILITIES AND EQUITY		48,523,494	45,800,769
Related Party
CURRENT ASSETS:
Accounts receivable - related parties		1,385,555	2,546,358
Due from related parties		137,550	101,906
CURRENT LIABILITIES:
Deferred revenue - related parties		114,030	125,663
Due to related parties		$ 275,741	$ 280,553

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.